Financial Assets at Fair Value through Profit or Loss and Financial Investments_Dividend Incomes From The Equity Securities(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial assets derecognized	₩ 7,000	₩ 0
From the remaining financial assets	38,124	54,768
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial assets derecognized	7,000	0
From the remaining financial assets	11,843	26,121
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial assets derecognized	0	0
From the remaining financial assets	22,241	25,599
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial assets derecognized	0	0
From the remaining financial assets	285	95
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [Line Items]
From the financial assets derecognized	0	0
From the remaining financial assets	₩ 3,755	₩ 2,953